Notes Payable - Schedule of Notes Payable (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Nov. 18, 2020
Promissory notes payable, Gross	$ 2,990,740		$ 1,447,137		$ 165,120
Interest Rate						5.00%
Less debt discount and debt issuance cost	(291,474)		(289,332)
Promissory notes payable	2,699,266		1,157,805		165,120
Less current portion of Promissory notes payable	826,173		585,310		165,120
Long-term Promissory notes payable	1,873,093		572,495
10% Promissory Note - Originated In October 2019 [Member]
Promissory notes payable, Gross	$ 25,060		$ 25,060		$ 25,060
Maturity	Due on demand		Due on demand		Due on demand
Interest Rate	10.00%		10.00%		10.00%
Promissory Note - Originated In October 2019 One [Member]
Promissory notes payable, Gross	$ 25,060		$ 25,060		$ 25,060
Maturity	Due on demand		Due on demand		Due on demand
Interest Rate	10.00%		10.00%		10.00%
Promissory Note - Originated In November 2019 [Member]
Promissory notes payable, Gross					$ 115,000
Maturity			Due on August 19, 2020		Due on August 19, 2020
Interest Rate			10.00%		10.00%
Promissory Note - Originated In April 2020 [Member]
Promissory notes payable, Gross	$ 10,000		$ 10,000
Maturity	Due on demand		Due on demand		Due on demand
Interest Rate	0.00%		0.00%		0.00%
Paycheck Protection Program Promissory Note - Originated In April 2020 [Member]
Promissory notes payable, Gross	$ 339,000	[1]	$ 339,000	[1]
Maturity	2 years		2 years		2 years
Interest Rate	1.00%		1.00%		1.00%
Economic Injury Disaster Loan - Originated In May 2020 [Member]
Promissory notes payable, Gross	$ 150,000	[2]	$ 150,000	[2]
Maturity	30 years		30 years		30 years
Interest Rate	1.00%		3.75%		3.75%
Promissory Note - Originated In June 2020 [Member]
Promissory notes payable, Gross			$ 43,356
Interest Rate			16.00%		16.00%
Daily/monthly payment			$ 3,943		$ 3,943
Promissory Note - Originated In September 2020 [Member]
Promissory notes payable, Gross	$ 73,162		$ 80,730
Maturity	36 months		36 months		36 months
Interest Rate	14.00%		14.00%		14.00%
Daily/monthly payment	$ 2,874		$ 2,874		$ 2,874
Promissory Note - Originated In October 2020 [Member]
Promissory notes payable, Gross			$ 158,169
Interest Rate			25.00%		25.00%
Daily/monthly payment			$ 2,293		$ 2,293
Promissory Note - Originated In November 2020 [Member]
Promissory notes payable, Gross			$ 170,886
Interest Rate			25.00%		25.00%
Daily/monthly payment			$ 4,497		$ 4,497
Promissory Note - Originated In November 2020 [Member]
Promissory notes payable, Gross	$ 439,243		$ 394,846
Interest Rate	25.00%		25.00%		25.00%
Daily/monthly payment	$ 6,999		$ 6,999		$ 6,999
Promissory Note - Originated In December 2020 [Member]
Promissory notes payable, Gross	$ 47,199		$ 50,030
Maturity	36 months		36 months		36 months
Interest Rate	8.00%		8.00%		8.00%
Daily/monthly payment	$ 1,854		$ 1,854		$ 1,854

[1]	In response to the Coronavirus (COVID-19) pandemic, the US Government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act on March 27, 2020. The CARES Act provides fast and direct economic assistance for entrepreneurs and small businesses through the US Small Business Administration ("SBA"). During the period, the Company received a loan issued under the CARES Act program - Paycheck Protection Program ("PPP"). This loan program provides small businesses with funds to pay up to 8 weeks of payroll costs including benefits. Funds can also be used to pay interest on mortgages, rent, and utilities. Under the PPP, the Company may apply to have certain amounts forgiven under the direction of the Administrator of the SBA providing that the Company satisfies certain criteria. Repayment of the PPP loan will commence earlier of when the SBA remits the forgiveness amount to the lender or the Maturity Date.
[2]	The Company received an advance under the Economic Injury Disaster Loan (EIDL) program. As the Company received an EIDL advance and a PPP loan, the EIDL advance portion will be applied against the PPP forgiveness amount as repayment to the SBA upon approval of the PPP forgiveness application.